Phoenix Investment Partners


                              SEMIANNUAL REPORT

                                  OAKHURST

                                 JUNE 30, 2000



Phoenix-Oakhurst Strategic Allocation Fund, Inc.




[LOGO]PHOENIX
      INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Oakhurst Strategic Allocation Fund for the six months ended June 30, 2000.

  If you have any questions, please call your financial advisor or a Phoenix customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday. You can also purchase or exchange shares, check your balance, and review your account history any time by visiting our INVESTOR CENTER at www.phoenixinvestments.com.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JUNE 30, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND, INC.

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)       VALUE
                                 ---------  --------  -----------
U.S. GOVERNMENT SECURITIES--12.0%

U.S. TREASURY BONDS--2.4%
U.S. Treasury Bonds 6.125%,
8/15/29........................     AAA     $  7,000  $ 7,076,105
U.S. Treasury Bonds 6.25%,
5/15/30........................     AAA          175      183,695
                                                      -----------
                                                        7,259,800
                                                      -----------

U.S. TREASURY NOTES--9.6%
U.S. Treasury Notes 5%,
2/28/01........................     AAA        7,000    6,934,375
U.S. Treasury Notes 6.25%,
6/30/02........................     AAA           30       29,897
U.S. Treasury Notes 5.50%,
1/31/03........................     AAA        5,000    4,895,315
U.S. Treasury Notes 5.75%,
4/30/03........................     AAA        1,250    1,230,860
U.S. Treasury Notes 5.25%,
8/15/03........................     AAA          903      875,628
U.S. Treasury Notes 4.25%,
11/15/03.......................     AAA       10,000    9,381,250
U.S. Treasury Notes 4.75%,
2/15/04........................     AAA        1,750    1,663,594
U.S. Treasury Notes 5.50%,
2/15/08........................     AAA        2,275    2,178,313
U.S. Treasury Notes 5.625%,
5/15/08........................     AAA        1,100    1,060,813
U.S. Treasury Notes 6%,
8/15/09........................     AAA          150      148,781
                                                      -----------
                                                       28,398,826
                                                      -----------
-----------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $36,653,227)                          35,658,626
-----------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--0.2%
GNMA 6.50%, 6/15/28............     AAA          512      486,278
-----------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $509,574)                                486,278
-----------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED
SECURITIES--1.7%

Fannie Mae 6.625%, 9/15/09.....     AAA        5,390    5,198,116
-----------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $5,383,476)                            5,198,116
-----------------------------------------------------------------
MUNICIPAL BONDS--5.0%

CALIFORNIA--1.7%
Kern County Pension Obligation
Revenue Taxable 7.26%,
8/15/14........................     AAA        1,700    1,641,775
                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)       VALUE
                                 ---------  --------  -----------
CALIFORNIA--CONTINUED

Long Beach Pension Obligation
Taxable 6.87%, 9/1/06..........     AAA     $    905  $   877,515

Los Angeles County Metropolitan
Transportation Authority
Revenue Series C 5%, 7/1/23....     AAA        1,000      904,230

San Bernardino County Pension
Obligation Revenue Taxable
6.87%, 8/1/08..................     AAA          455      436,440

Ventura County Pension
Obligation Taxable 6.54%,
11/1/05........................     AAA        1,100    1,056,583
                                                      -----------
                                                        4,916,543
                                                      -----------

FLORIDA--2.0%
Miami Beach Special Obligation
Revenue Taxable 8.60%,
9/1/21.........................     AAA        3,600    3,756,024

Tampa Solid Waste System
Revenue Taxable Series A 6.23%,
10/1/05........................     AAA        1,800    1,692,486

University of Miami
Exchangeable Revenue Taxable
Series A 7.65%, 4/1/20(e)......     AAA          595      568,933
                                                      -----------
                                                        6,017,443
                                                      -----------

MASSACHUSETTS--0.3%
Massachusetts Turnpike
Authority Metropolitan Highway
System Revenue Series A
5%, 1/1/39.....................     AAA        1,000      859,790

NEW YORK--0.7%
New York City Municipal Water
Finance Authority Water & Sewer
System Revenue Series B
5%, 6/15/29....................     AAA        1,000      876,080

New York State Dormitory
Authority Revenue Taxable
6.90%, 4/1/03..................      A           600      589,488

New York State Environmental
Facilities Corp. Revenue
Taxable 6.70%, 3/15/08.........     AAA          600      570,402
                                                      -----------
                                                        2,035,970
                                                      -----------

2                      See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund, Inc.

                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)       VALUE
                                 ---------  --------  -----------
PENNSYLVANIA--0.3%
Philadelphia Authority For
Industrial Development Pension
Funding Retirement Systems
Revenue Taxable Series A
5.79%, 4/15/09.................     AAA     $  1,175  $ 1,042,331
-----------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $15,495,613)                          14,872,077
-----------------------------------------------------------------
ASSET-BACKED SECURITIES--3.2%
AESOP Funding II LLC 97-1A, A2
6.40%, 10/20/03................     AAA        1,600    1,572,606
AESOP Funding II LLC 98-1, A
6.14%, 5/20/06.................     AAA        1,000      954,039

Capita Equipment Receivables
Trust 97-1, B
6.45%, 8/15/02.................     A+           600      591,844

Discover Card Master Trust I
98-7, A 5.60%, 5/16/06.........     AAA        1,500    1,424,400

Ford Credit Auto Owner Trust
99-B, A4 5.80%, 6/15/02........     AAA          500      494,941

Green Tree Financial Corp.
96-2, M1 7.60%, 4/15/27........     AA-        1,150    1,109,588

Honda Auto Lease Trust 99-A, A5
6.65%, 7/15/05(f)..............     AAA        1,500    1,489,440
Nations Bank Auto Owner Trust
96-A, B2 6.875%, 5/15/03.......      A           500      499,540

Premier Auto Trust 97-2, B
6.53%, 12/6/03.................     AA         1,000      987,870

Premier Auto Trust 98-3, B
6.14%, 9/8/04..................     A+           500      488,575
                                                      -----------
                                                        9,612,843
                                                      -----------
-----------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $9,780,410)                            9,612,843
-----------------------------------------------------------------
CORPORATE BONDS--1.9%

AIRLINES--0.2%
Northwest Airlines Corp. Series
2000-1 Class G
8.072%, 4/1/21.................     AAA          600      609,114

BUILDING MATERIALS--0.1%
Nortek, Inc. 9.875%, 3/1/04....     B-           400      382,000
                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)       VALUE
                                 ---------  --------  -----------

COMPUTERS (SOFTWARE & SERVICES)--0.2%
Computer Associates
International, Inc. Series B
6.375%, 4/15/05................    BBB+     $    435  $   407,363

ENTERTAINMENT--0.2%
Capitol Records, Inc. 144A
8.375%, 8/15/09(d).............    BBB+          600      614,424

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.2%
MGM Grand, Inc.
9.75%, 06/01/07................     BB+          100      100,500

Station Casinos, Inc. 144A W.I.
9.875%, 7/1/10(d)..............     B+           600      603,000
                                                      -----------
                                                          703,500
                                                      -----------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.2%
Boston Scientific Corp.
6.625%, 3/15/05................     BBB          515      485,377

INSURANCE (MULTI-LINE)--0.1%
Willis Corroon Corp.
9%, 2/1/09.....................     B+           425      359,125

RETAIL (FOOD CHAINS)--0.2%
Kroger Co. 7.45%, 3/1/08.......    BBB-          525      502,834

TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
Level 3 Communications, Inc.
9.125%, 5/1/08.................      B           350      315,875

Nextlink Communications, Inc.
10.75%, 11/15/08...............      B           590      584,100
                                                      -----------
                                                          899,975
                                                      -----------

TEXTILES (APPAREL)--0.1%
Collins & Aikman Products Co.
11.50%, 4/15/06................      B           400      387,000

TRUCKS & PARTS--0.1%
Cummins Engine, Inc.
6.45%, 3/1/05..................    BBB+          240      222,608
-----------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $5,832,771)                            5,573,320
-----------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--4.8%

CS First Boston Mortgage
Securities Corp. 97-C2, A3
6.55%, 11/17/07................     AAA        2,750    2,615,938

DLJ Commercial Mortgage Corp.
99-CG1, A1B 6.46%, 1/10/09.....   Aaa(c)       2,000    1,856,563

                       See Notes to Financial Statements                       3

Phoenix-Oakhurst Strategic Allocation Fund, Inc.

                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)       VALUE
                                 ---------  --------  -----------
DLJ Commercial Mortgage Corp.
98-CF2, A1B 6.24%, 11/12/31....   Aaa(c)    $  2,550  $ 2,339,625
First Union - Lehman Brothers
Commercial Mortgage 97-C1, B
7.43%, 4/18/07.................    Aa(c)         600      589,734

First Union Commercial Mortgage
Trust 99-C1, A2
6.07%, 10/15/08................     AAA        2,000    1,838,906

G.E. Capital Mortgage Services,
Inc. 96-8, 1M
7.25%, 5/25/26.................     AA           238      233,823
LB Commercial Conduit Mortgage
Trust 98-C4, A1B
6.21%, 10/15/08................     AAA        2,000    1,847,786

Lehman Large Loan 97-LLI, B
6.95%, 3/12/07.................     AA+          725      699,209

Nationslink Funding Corp. 96-1,
B 7.69%, 12/20/05..............     AA           325      324,035

Residential Funding Mortgage
Securities I 96-S1, A11
7.10%, 1/25/26.................     AAA        1,500    1,438,594

Residential Funding Mortgage
Securities I 96-S4, M1
7.25%, 2/25/26.................     AA           474      452,768
-----------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $14,964,348)                          14,236,981
-----------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--6.1%

BULGARIA--0.9%
Republic of Bulgaria FLIRB
Bearer Series A
2.75%, 7/28/12(e)..............     B+         1,380    1,016,887

Republic of Bulgaria IAB Series
PDI 7.063%, 7/28/11(e).........     B+         1,250      992,187

Republic of Bulgaria IAB Series
RPDI 7.063%, 7/28/11(e)........     B+           750      595,313
                                                      -----------
                                                        2,604,387
                                                      -----------
CHILE--0.4%
Republic of Chile 6.875%
04/28/09.......................     A-         1,200    1,110,611

COSTA RICA--0.4%
Republic of Costa Rica 144A
9.335%, 5/15/09(d).............     BB         1,190    1,207,850

CROATIA--0.4%
Croatia Series B
7.0625%, 7/31/06(e)............    BBB-          537      507,526
                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)       VALUE
                                 ---------  --------  -----------
CROATIA--CONTINUED
Croatia Series A
7.0625%, 7/31/10(e)............    BBB-     $    625  $   572,083
                                                      -----------
                                                        1,079,609
                                                      -----------

EL SALVADOR--0.4%
Republic of El Salvador 144A
9.50%, 8/15/06(d)..............     BB+        1,300    1,342,250

MEXICO--1.2%
United Mexican States
10.375%, 2/17/09...............     BB+          500      531,250
United Mexican States
11.375%, 9/15/16...............     BB+          250      286,500
United Mexican States
11.50%, 5/15/26................     BB+        2,385    2,876,906
                                                      -----------
                                                        3,694,656
                                                      -----------

PANAMA--0.5%
Republic of Panama
8.875%, 9/30/27................     BB+        1,750    1,480,938

PHILIPPINES--0.5%
Republic of Philippines
9.875%, 1/15/19................     BB+        1,850    1,517,000

POLAND--1.0%
Poland Bearer PDI
6%, 10/27/14(e)................    BBB+        3,260    2,909,550

SOUTH KOREA--0.2%
Republic of Korea
8.875%, 4/15/08................     BBB          725      752,188

TURKEY--0.2%
Republic of Turkey
12.375%, 6/15/09...............     B+           500      531,250
-----------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $17,928,892)                          18,230,289
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS--1.5%

CAYMAN ISLANDS--0.3%
Pemex Finance Ltd.
7.33%, 5/15/12.................     AAA          750      714,600

CHILE--0.2%
Compania Sud Americana de
Vapores SA RegS
7.375%, 12/8/03................     BBB          200      193,532

Petropower I Funding Trust 144A
7.36%, 2/15/14(d)..............     BBB          467      408,349
                                                      -----------
                                                          601,881
                                                      -----------

LUXEMBOURG--0.2%
Tyco International Group SA
6.375%, 6/15/05................     A-           750      708,404

MEXICO--0.3%
Grupo Iusacell SA de CV
14.25%, 12/1/06................     B+           750      791,250

4                      See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund, Inc.

                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)       VALUE
                                 ---------  --------  -----------
NETHERLANDS--0.5%
Deutsche Telekom International
Finance BV W.I. 8%, 6/15/10....     AA-     $    630  $   635,094

HSBC Capital Funding 144A
9.547%, 12/31/49(d)(e).........     A-           850      884,160
                                                      -----------
                                                        1,519,254
                                                      -----------
-----------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,413,060)                            4,335,389
-----------------------------------------------------------------

                                             SHARES
                                            --------
COMMON STOCKS--55.8%
BANKS (MAJOR REGIONAL)--1.9%
FleetBoston Financial Corp.....               42,600    1,448,400
Wells Fargo & Co...............              104,200    4,037,750
                                                      -----------
                                                        5,486,150
                                                      -----------

BEVERAGES (NON-ALCOHOLIC)--1.3%
PepsiCo, Inc...................               90,000    3,999,375

BROADCASTING (TELEVISION, RADIO & CABLE)--1.9%
AMFM, Inc.(b)..................               36,100    2,490,900

AT&T Corp.-Liberty Media Group
Class A(b).....................               66,200    1,605,350

Clear Channel Communications,
Inc.(b)........................               19,000    1,425,000
                                                      -----------
                                                        5,521,250
                                                      -----------
CHEMICALS--0.7%
Air Products & Chemicals,
Inc............................               28,700      884,319
Du Pont (E.I.) de Nemours &
Co.............................               27,600    1,207,500
                                                      -----------
                                                        2,091,819
                                                      -----------

CHEMICALS (SPECIALTY)--0.2%
Ecolab, Inc....................               12,800      500,000
COMMUNICATIONS EQUIPMENT--1.5%
ADTRAN, Inc.(b)................               27,300    1,634,587
Harris Corp....................               21,100      691,025
Lucent Technologies, Inc.......               33,900    2,008,575
                                                      -----------
                                                        4,334,187
                                                      -----------

                                             SHARES      VALUE
                                            --------  -----------

COMPUTERS (HARDWARE)--0.9%
Compaq Computer Corp...........              108,900  $ 2,783,756

COMPUTERS (NETWORKING)--1.8%
Cisco Systems, Inc.(b).........               84,400    5,364,675

COMPUTERS (SOFTWARE & SERVICES)--2.8%
Affiliated Computer Services,
Inc.(b)........................               16,100      532,306
America Online, Inc.(b)........               41,700    2,199,675
American Management Systems,
Inc.(b)........................               41,500    1,362,367
Microsoft Corp.(b).............               51,900    4,152,000
                                                      -----------
                                                        8,246,348
                                                      -----------

DISTRIBUTORS (FOOD & HEALTH)--1.0%
Cardinal Health, Inc...........               40,400    2,989,600

ELECTRIC COMPANIES--0.9%
Duke Energy Corp...............               36,000    2,029,500
Edison International...........               35,100      719,550
                                                      -----------
                                                        2,749,050
                                                      -----------

ELECTRICAL EQUIPMENT--2.8%
General Electric Co............              155,700    8,252,100

ELECTRONICS (INSTRUMENTATION)--0.8%
Waters Corp.(b)................               20,000    2,496,250

ELECTRONICS (SEMICONDUCTORS)--6.6%
Advanced Micro Devices,
Inc.(b)........................               48,300    3,731,175
Altera Corp.(b)................               12,400    1,264,025
Fairchild Semiconductor Corp.
Class A(b).....................               31,715    1,284,457
Intel Corp.....................               84,700   11,323,331
Linear Technology Corp.........               17,800    1,138,087
Maxim Integrated Products,
Inc.(b)........................               13,500      917,156
                                                      -----------
                                                       19,658,231
                                                      -----------

ENTERTAINMENT--1.1%
Viacom, Inc. Class B(b)........               46,872    3,196,084

EQUIPMENT (SEMICONDUCTORS)--0.7%
Kulicke and Soffa Industries,
Inc.(b)........................               19,500    1,157,812
Teradyne, Inc.(b)..............               14,400    1,058,400
                                                      -----------
                                                        2,216,212
                                                      -----------

FINANCIAL (DIVERSIFIED)--4.4%
Citigroup, Inc.................              116,925    7,044,731
Freddie Mac....................               40,800    1,652,400
Morgan Stanley Dean Witter &
Co.............................               53,400    4,445,550
                                                      -----------
                                                       13,142,681
                                                      -----------

                       See Notes to Financial Statements                       5

Phoenix-Oakhurst Strategic Allocation Fund, Inc.

                                             SHARES      VALUE
                                            --------  -----------
FOODS--0.4%
Dean Foods Co..................               17,000  $   538,688
Suiza Foods Corp.(b)...........               11,000      537,625
                                                      -----------
                                                        1,076,313
                                                      -----------

HEALTH CARE (DIVERSIFIED)--1.7%
Abbott Laboratories............               62,700    2,794,069
Bristol-Myers Squibb Co........               39,700    2,312,525
                                                      -----------
                                                        5,106,594
                                                      -----------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.5%
Pfizer, Inc....................               78,700    3,777,600
Schering-Plough Corp...........               70,300    3,550,150
                                                      -----------
                                                        7,327,750
                                                      -----------

HEALTH CARE (GENERIC AND OTHER)--0.4%
Alpharma, Inc. Class A.........               19,600    1,220,100
HEALTH CARE (HOSPITAL MANAGEMENT)--0.5%
HCA-The Healthcare Co..........               30,500      926,438

Health Management Associates,
Inc. Class A(b)................               43,200      564,300
                                                      -----------
                                                        1,490,738
                                                      -----------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.6%
Bard (C.R.), Inc...............               38,100    1,833,563
Baxter International, Inc......               42,100    2,960,156
                                                      -----------
                                                        4,793,719
                                                      -----------

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.3%
Kimberly-Clark Corp............               17,500    1,004,063

INSURANCE (MULTI-LINE)--1.8%
American International Group,
Inc............................               44,250    5,199,375
MANUFACTURING (DIVERSIFIED)--2.2%
Tyco International Ltd.........              134,800    6,386,150

NATURAL GAS--0.2%
El Paso Energy Corp............               12,000      611,250

OIL & GAS (DRILLING & EQUIPMENT)--1.8%
Baker Hughes, Inc..............               24,700      790,400
Diamond Offshore Drilling,
Inc............................               17,500      614,688
Halliburton Co.................               18,700      882,406
Schlumberger Ltd...............               12,600      940,275
Tidewater, Inc.................               28,100    1,011,600

                                             SHARES      VALUE
                                            --------  -----------
OIL & GAS (DRILLING & EQUIPMENT)--CONTINUED
Transocean Sedco Forex, Inc....               23,252  $ 1,242,529
                                                      -----------
                                                        5,481,898
                                                      -----------

OIL & GAS (EXPLORATION & PRODUCTION)--0.8%
Anadarko Petroleum Corp........               30,000    1,479,375
Unocal Corp....................               28,400      940,750
                                                      -----------
                                                        2,420,125
                                                      -----------

OIL (DOMESTIC INTEGRATED)--0.9%
Amerada Hess Corp..............               15,200      938,600
Conoco, Inc. Class A...........               79,600    1,751,200
                                                      -----------
                                                        2,689,800
                                                      -----------

OIL (INTERNATIONAL INTEGRATED)--0.9%
Chevron Corp...................               11,700      992,306
Exxon Mobil Corp...............               21,800    1,712,663
                                                      -----------
                                                        2,704,969
                                                      -----------

PAPER & FOREST PRODUCTS--0.2%
International Paper Co.........               20,500      611,156

RETAIL (BUILDING SUPPLIES)--0.7%
Home Depot, Inc. (The).........               42,200    2,107,363

RETAIL (FOOD CHAINS)--0.4%
Safeway, Inc.(b)...............               26,400    1,191,300

RETAIL (GENERAL MERCHANDISE)--1.2%
Wal-Mart Stores, Inc...........               62,300    3,590,038

SERVICES (COMMERCIAL & CONSUMER)--0.2%
Viad Corp......................               23,900      651,275

SERVICES (COMPUTER SYSTEMS)--0.9%
Computer Sciences Corp.(b).....               16,000    1,195,000
Electronic Data Systems
Corp...........................               36,300    1,497,375
                                                      -----------
                                                        2,692,375
                                                      -----------

SERVICES (DATA PROCESSING)--2.0%
CheckFree Holdings Corp. (b)...               24,700    1,273,594
First Data Corp................               54,200    2,689,675
Fiserv, Inc.(b)................               46,100    1,993,825
                                                      -----------
                                                        5,957,094
                                                      -----------

TELECOMMUNICATIONS (LONG DISTANCE)--2.0%
AT&T Corp......................               91,966    2,908,425

6                      See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund, Inc.

                                             SHARES      VALUE
                                            --------  -----------
TELECOMMUNICATIONS (LONG DISTANCE)--CONTINUED
WorldCom, Inc.(b)..............               65,103  $ 2,986,621
                                                      -----------
                                                        5,895,046
                                                      -----------

TELEPHONE--0.9%
SBC Communications, Inc........               59,200    2,560,400
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $121,787,146)                        165,796,659
-----------------------------------------------------------------
FOREIGN COMMON STOCKS--0.7%

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.4%
Elan Corp. PLC Sponsored ADR
(Ireland)(b)...................               24,100    1,167,344

OIL & GAS (DRILLING & EQUIPMENT)--0.3%
Petroleum Geo-Services ASA ADR
(Norway)(b)....................               55,300      943,556
-----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,667,976)                            2,110,900
-----------------------------------------------------------------
UNIT INVESTMENT TRUSTS--1.3%
S&P 500 Depository Receipts....               26,400    3,835,425
-----------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $3,468,203)                            3,835,425
-----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.2%
(IDENTIFIED COST $237,884,696)                        279,946,903
-----------------------------------------------------------------

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)      VALUE
                                          ---------  -------  ------------
SHORT-TERM OBLIGATIONS--5.3%

COMMERCIAL PAPER--5.3%
SBC Communications, Inc. 6.95% 7/3/00...    A-1+     $ 2,680  $  2,678,965
Ford Motor Credit Co. 6.55% 7/5/00......     A-1       2,500     2,498,181
Ford Motor Credit Co. 6.70%, 7/7/00.....     A-1       1,500     1,498,325

General Electric Capital Corp.
6.55%, 7/10/00..........................    A-1+         200       199,672

Marsh USA, Inc.. 6.80%, 7/10/00.........    A-1+       3,500     3,494,050
Kimberly Clark Corp. 6.52% 7/14/00......    A-1+       1,505     1,501,457

Dupont (E.I) de Nemours & Co.
6.50%, 7/20/00..........................    A-1+       2,820     2,810,326

General Electric Capital Corp.
6.55%, 8/14/00..........................    A-1+       1,000       992,043
--------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $15,672,970)                                   15,673,019
--------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $253,557,666)                                 295,619,922(a)
Cash and receivables, less liabilities--0.5%                     1,496,407
                                                              ------------
NET ASSETS--100.0%                                            $297,116,329
                                                              ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $50,275,030 and gross depreciation of $9,357,892 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $254,702,784.
(b)  Non-income producing.
(c)  As rated by Moodys, Fitch or Duff & Phelps.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities amounted to a value of $5,060,033 or 1.7% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f)  All or portion segregated as collateral.

                       See Notes to Financial Statements                       7

Phoenix-Oakhurst Strategic Allocation Fund, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $253,557,666)                              $  295,619,922
Cash                                                                   4,925
Short-term investments held as collateral for loaned
  securities                                                       1,406,200
Receivables
  Investment securities sold                                       2,763,961
  Interest and dividends                                           1,766,238
  Fund shares sold                                                    52,437
Prepaid expenses                                                       3,362
                                                              --------------
    Total assets                                                 301,617,045
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  2,473,544
  Collateral on securities loaned                                  1,406,200
  Fund shares repurchased                                            167,172
  Investment advisory fee                                            159,370
  Transfer agent fee                                                  92,387
  Distribution fee                                                    68,152
  Financial agent fee                                                 20,113
  Trustees' fee                                                       14,225
Accrued expenses                                                      99,553
                                                              --------------
    Total liabilities                                              4,500,716
                                                              --------------
NET ASSETS                                                    $  297,116,329
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of common stock                     $  235,154,890
Undistributed net investment income                                  745,167
Accumulated net realized gain                                     19,154,016
Net unrealized appreciation                                       42,062,256
                                                              --------------
NET ASSETS                                                    $  297,116,329
                                                              ==============

CLASS A
Shares of common stock, $1 par value, 50,000,000 shares
  authorized (Net Assets $286,112,800)                            16,488,444
Net asset value per share                                             $17.35
Offering price per share $17.35/(1-5.75%)                             $18.41

CLASS B
Shares of common stock, $1 par value, 50,000,000 shares
  authorized (Net Assets $11,003,529)                                642,205
Net asset value and offering price per share                          $17.13

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   4,380,196
Dividends                                                           691,771
Security lending                                                     31,491
Foreign taxes withheld                                               (3,354)
                                                              -------------
    Total investment income                                       5,100,104
                                                              -------------
EXPENSES

Investment advisory fee                                             976,803
Distribution fee, Class A                                           361,542
Distribution fee, Class B                                            56,604
Financial agent fee                                                 125,648
Transfer agent                                                      240,899
Printing                                                             54,263
Custodian                                                            19,110
Registration                                                         16,000
Professional                                                         17,741
Trustees                                                             13,898
Miscellaneous                                                        12,148
                                                              -------------
    Total expenses                                                1,894,656
                                                              -------------
NET INVESTMENT INCOME                                             3,205,448
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                  19,962,867
Net change in unrealized appreciation (depreciation) on
  investments                                                   (21,598,629)
                                                              -------------
NET LOSS ON INVESTMENTS                                          (1,635,762)
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   1,569,686
                                                              =============

8                      See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund, Inc.

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/00      Year Ended
                                          (Unaudited)     12/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  3,205,448  $  5,527,275
  Net realized gain (loss)                  19,962,867    17,640,962
  Net change in unrealized appreciation
    (depreciation)                         (21,598,629)    9,726,722
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                1,569,686    32,894,959
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A            (2,439,010)   (5,970,351)
  Net investment income, Class B               (63,477)     (162,442)
  Net realized gains, Class A               (2,764,210)  (15,905,859)
  Net realized gains, Class B                 (107,897)     (633,776)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (5,374,594)  (22,672,428)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (108,275
    and 295,140 shares, respectively)        1,873,080     5,133,893
  Net asset value of shares issued from
    reinvestment of distributions
    (255,942 and 1,109,473 shares,
    respectively)                            4,432,908    19,126,265
  Cost of shares repurchased (1,367,865
    and 2,635,481 shares, respectively)    (23,667,315)  (45,843,205)
                                          ------------  ------------
Total                                      (17,361,327)  (21,583,047)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (33,879
    and 102,439 shares, respectively)          574,938     1,753,996
  Net asset value of shares issued from
    reinvestment of distributions
    (8,792 and 41,804 shares,
    respectively)                              150,346       712,883
  Cost of shares repurchased (98,389 and
    138,332 shares, respectively)           (1,686,503)   (2,381,916)
                                          ------------  ------------
Total                                         (961,219)       84,963
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                (18,322,546)  (21,498,084)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (22,127,454)  (11,275,553)
NET ASSETS
  Beginning of period                      319,243,783   330,519,336
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $745,167 AND $42,206, RESPECTIVELY]   $297,116,329  $319,243,783
                                          ============  ============

                       See Notes to Financial Statements                       9

Phoenix-Oakhurst Strategic Allocation Fund, Inc.

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                       -----------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                          YEAR ENDED DECEMBER 31,
                                          6/30/00      -------------------------------------------------------------
                                        (UNAUDITED)         1999          1998          1997        1996        1995
Net asset value, beginning of period      $  17.56     $   17.03     $   15.43     $   15.52   $   15.98   $   14.82
INCOME FROM INVESTMENT OPERATIONS(3)
  Net investment income (loss)                0.19          0.32          0.25          0.30        0.31        0.45
  Net realized and unrealized gain
    (loss)                                   (0.08)         1.51          2.80          2.81        1.10        2.22
                                          --------     ---------     ---------     ---------   ---------   ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.11          1.83          3.05          3.11        1.41        2.67
                                          --------     ---------     ---------     ---------   ---------   ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.15)        (0.35)        (0.24)        (0.30)      (0.29)      (0.52)
  Dividends from net realized gains          (0.17)        (0.95)        (1.21)        (2.90)      (1.58)      (0.99)
                                          --------     ---------     ---------     ---------   ---------   ---------
      TOTAL DISTRIBUTIONS                    (0.32)        (1.30)        (1.45)        (3.20)      (1.87)      (1.51)
                                          --------     ---------     ---------     ---------   ---------   ---------
Change in net asset value                    (0.21)         0.53          1.60         (0.09)      (0.46)       1.16
                                          --------     ---------     ---------     ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD            $  17.35     $   17.56     $   17.03     $   15.43   $   15.52   $   15.98
                                          ========     =========     =========     =========   =========   =========
  Total return(1)                             0.63%(7)     10.97%        20.38%        20.68%       8.78%      18.23%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                           $286,113      $307,130      $318,847      $308,524    $309,678    $361,526
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.23%(6)      1.20%(5)      1.17%(4)      1.17%       1.21%       1.21%
  Net investment income                       2.16%(6)      1.75%         1.51%         1.68%       1.78%       2.67%
Portfolio turnover                              30%(7)        69%          144%          355%        275%        184%

                                                                          CLASS B
                                       -----------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                          YEAR ENDED DECEMBER 31,
                                          6/30/00      -------------------------------------------------------------
                                        (UNAUDITED)         1999          1998          1997        1996        1995
Net asset value, beginning of period      $  17.36     $   16.87     $   15.30     $   15.43   $   15.89   $   14.79
INCOME FROM INVESTMENT OPERATIONS(3)
  Net investment income (loss)                0.11          0.18          0.12          0.18        0.19        0.30(2)
  Net realized and unrealized gain
    (loss)                                   (0.07)         1.50          2.78          2.77        1.09        2.22
                                          --------     ---------     ---------     ---------   ---------   ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.04          1.68          2.90          2.95        1.28        2.52
                                          --------     ---------     ---------     ---------   ---------   ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.10)        (0.24)        (0.12)        (0.18)      (0.16)      (0.43)
  Dividends from net realized gains          (0.17)        (0.95)        (1.21)        (2.90)      (1.58)      (0.99)
                                          --------     ---------     ---------     ---------   ---------   ---------
      TOTAL DISTRIBUTIONS                    (0.27)        (1.19)        (1.33)        (3.08)      (1.74)      (1.42)
                                          --------     ---------     ---------     ---------   ---------   ---------
Change in net asset value                    (0.23)         0.49          1.57         (0.13)      (0.46)       1.10
                                          --------     ---------     ---------     ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD            $  17.13     $   17.36     $   16.87     $   15.30   $   15.43   $   15.89
                                          ========     =========     =========     =========   =========   =========
  Total return(1)                             0.23%(7)     10.14%        19.53%        19.74%       7.95%      17.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                            $11,003       $12,114       $11,673       $10,931      $9,594      $8,046
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.98%(6)      1.95%(5)      1.92%(4)      1.92%       1.96%       1.97%
  Net investment income                       1.41%(6)      1.01%         0.75%         0.92%       1.01%       1.88%
Portfolio turnover                              30%(7)        69%          144%          355%        275%        184%

(1)  Maximum sales load is not reflected in total return calculation.
(2)  Computed using average shares outstanding.
(3) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(4) For the year ended December 31, 1998, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) For the year ended December 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 1.19% and 1.94% for Class A and Class B, respectively.
(6)  Annualized.
(7)  Not annualized.

10                     See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Oakhurst Strategic Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to achieve the highest total return consistent with reasonable risk by investing in stocks, bonds and money market instruments. The Fund offers both Class A and Class B shares. Effective April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Directors.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund does not amortize premiums but does amortize discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid the imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

G. LOAN AGREEMENTS:

  The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

H. SECURITY LENDING:

  The Fund loans securities to qualified brokers through an agreement with State Street Bank and Trust Company (State Street). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At June 30, 2000, the Fund had loaned securities with a market value of $8,719,161 and received collateral of $8,749,575 of which $1,406,200 is cash collateral.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Investment Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.65% of the average daily net assets of the Fund for the first $1 billion; 0.60% of such value between $1 billion and $2 billion; and 0.55% of such value in excess of $2 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $5,139 for Class A shares and deferred sales charges of $12,516 for Class B shares for the six months ended June 30, 2000. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended June 30, 2000, $95,697 was retained by the Distributor, $301,301 was paid to unaffiliated participants and $21,148 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimums and waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2000 transfer agent fees were $240,899 of which PEPCO retained $92,782 which is net of the fees paid to State Street.

  For the six months ended June 30, 2000, the Fund paid PXP Securities Corp., a wholly owned subsidiary of PHL, brokerage commissions of $26,900 in connection with portfolio transactions effected by it.

  At June 30, 2000, PHL and affiliates held 71 Class A shares and 11,780 Class B shares of the Fund with a combined value of $203,023.

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended June 30, 2000, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $69,164,202 and $99,885,977, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $16,297,601 and $13,003,091, respectively.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

This report is not authorized for distribution to prospective investors in the Phoenix-Oakhurst Strategic Allocation Fund, Inc. unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

A special meeting of Shareholders of the Phoenix-Oakhurst Strategic Allocation Fund, Inc. was held on May 31, 2000 to approve the following matter:

    1. Approve a new Rule 12b-1 Distribution Plan for Class B Shares

On the record date for this meeting there were 667,282 shares outstanding and 50.93% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES

                                             FOR      AGAINST    ABSTAIN
                                          ---------  ---------  ---------
1. Approve a new Rule 12b-1 Distribution
  Plan for Class B Shares                  299,795      8,889     31,141

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Steven L. Colton, Vice President
Robert S. Driessen, Vice President
Christopher J. Kelleher, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary and Clerk

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926
www.phoenixinvestments.com

Phoenix Equity Planning Corporation                           -----------------
P O  Box 2200                                                 |   PRSRT STD   |
Enfield CT 06083-2200                                         |  U.S. Postage |
                                                              |    P A I D    |
                                                              |     Andrew    |
                                                              |   Associates  |
                                                              -----------------



[LOGO] PHOENIX
       INVESTMENT PARTNERS


For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.


PXP 462 (8/00)